Other Equity Instruments - Summary of Equity Attributable to Equity Holders (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity attributable to equity holders [abstract]
Equity attributable to equity holders of the Company	¥ 318,371	¥ 320,933
Equity attributable to ordinary equity holders of the Company	310,580	313,142
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	4,919	4,377
Equity attributable to ordinary equity holders of non-controlling interests	¥ 4,919	¥ 4,377